Columbia Variable Portfolio – Select Mid Cap Value Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 3.2%
Entertainment 1.5%
Take-Two Interactive Software, Inc.(a)	27,381	4,065,805
Media 1.7%
Nexstar Media Group, Inc., Class A	25,721	4,431,471
Total Communication Services		8,497,276
Consumer Discretionary 9.8%
Hotels, Restaurants & Leisure 2.2%
Hyatt Hotels Corp., Class A	35,889	5,728,602
Household Durables 2.1%
D.R. Horton, Inc.	34,012	5,596,674
Leisure Products 1.9%
Hasbro, Inc.	89,238	5,043,732
Specialty Retail 3.6%
Burlington Stores, Inc.(a)	21,217	4,926,375
O’Reilly Automotive, Inc.(a)	4,177	4,715,332
Total		9,641,707
Total Consumer Discretionary		26,010,715
Consumer Staples 5.9%
Consumer Staples Distribution & Retail 4.2%
Dollar Tree, Inc.(a)	33,356	4,441,351
U.S. Foods Holding Corp.(a)	89,487	4,829,613
Walgreens Boots Alliance, Inc.	82,353	1,786,237
Total		11,057,201
Food Products 1.7%
Tyson Foods, Inc., Class A	78,234	4,594,683
Total Consumer Staples		15,651,884
Energy 5.7%
Oil, Gas & Consumable Fuels 5.7%
Devon Energy Corp.	131,815	6,614,477
Marathon Petroleum Corp.	43,168	8,698,352
Total		15,312,829
Total Energy		15,312,829
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 19.3%
Banks 4.6%
Popular, Inc.	68,082	5,997,344
Regions Financial Corp.	304,582	6,408,405
Total		12,405,749
Capital Markets 2.2%
Carlyle Group, Inc. (The)	125,347	5,880,028
Consumer Finance 2.3%
Discover Financial Services	46,366	6,078,119
Financial Services 4.3%
Global Payments, Inc.	45,598	6,094,628
Voya Financial, Inc.	72,191	5,336,359
Total		11,430,987
Insurance 5.9%
Hanover Insurance Group, Inc. (The)	42,786	5,826,170
Kemper Corp.	62,424	3,865,294
Reinsurance Group of America, Inc.	31,187	6,015,348
Total		15,706,812
Total Financials		51,501,695
Health Care 6.8%
Health Care Equipment & Supplies 2.1%
Zimmer Biomet Holdings, Inc.	41,591	5,489,180
Health Care Providers & Services 3.1%
Centene Corp.(a)	54,827	4,302,823
Quest Diagnostics, Inc.	30,388	4,044,947
Total		8,347,770
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	29,628	4,311,170
Total Health Care		18,148,120
Industrials 17.7%
Building Products 3.4%
Trane Technologies PLC	29,719	8,921,644
Electrical Equipment 3.3%
AMETEK, Inc.	48,189	8,813,768

Columbia Variable Portfolio – Select Mid Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.6%
Ingersoll Rand, Inc.	97,078	9,217,556
ITT, Inc.	61,778	8,403,661
Total		17,621,217
Passenger Airlines 1.7%
Southwest Airlines Co.	158,610	4,629,826
Professional Services 2.7%
CACI International, Inc., Class A(a)	19,162	7,259,141
Total Industrials		47,245,596
Information Technology 8.9%
Communications Equipment 2.1%
Motorola Solutions, Inc.	15,704	5,574,606
Electronic Equipment, Instruments & Components 2.2%
Corning, Inc.	175,635	5,788,929
Semiconductors & Semiconductor Equipment 4.6%
Marvell Technology, Inc.	65,894	4,670,567
ON Semiconductor Corp.(a)	64,043	4,710,362
Teradyne, Inc.	26,943	3,039,979
Total		12,420,908
Total Information Technology		23,784,443
Materials 6.7%
Chemicals 2.9%
Chemours Co. LLC (The)	164,195	4,311,760
FMC Corp.	52,741	3,359,602
Total		7,671,362
Metals & Mining 3.8%
ATI, Inc.(a)	100,524	5,143,813
Freeport-McMoRan, Inc.	108,289	5,091,749
Total		10,235,562
Total Materials		17,906,924
Real Estate 8.3%
Health Care REITs 2.2%
Welltower, Inc.	63,707	5,952,782
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 2.1%
First Industrial Realty Trust, Inc.	105,945	5,566,350
Specialized REITs 4.0%
Gaming and Leisure Properties, Inc.	106,618	4,911,892
Lamar Advertising Co., Class A	48,871	5,835,686
Total		10,747,578
Total Real Estate		22,266,710
Utilities 7.2%
Electric Utilities 3.7%
Entergy Corp.	54,396	5,748,569
PG&E Corp.	242,496	4,064,233
Total		9,812,802
Independent Power and Renewable Electricity Producers 1.6%
AES Corp. (The)	238,809	4,281,846
Multi-Utilities 1.9%
Ameren Corp.	68,897	5,095,622
Total Utilities		19,190,270
Total Common Stocks (Cost $190,216,286)		265,516,462

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	1,786,304	1,785,947
Total Money Market Funds (Cost $1,785,768)		1,785,947
Total Investments in Securities (Cost: $192,002,054)		267,302,409
Other Assets & Liabilities, Net		(409,354)
Net Assets		266,893,055
Columbia Variable Portfolio – Select Mid Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	645,537	19,304,953	(18,164,657)	114	1,785,947	33	24,375	1,786,304
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Mid Cap Value Fund  | First Quarter Report 2024

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